FAIR VALUE (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2017				2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Foreign currency forward contracts	¥—	¥2,470	¥—	¥2,470	¥—	¥5,742	¥—	¥5,742

Total derivatives	—	2,470	—	2,470	—	5,742	—	5,742

Total current assets	—	2,470	—	2,470	—	5,742	—	5,742

Non-Current Assets:
Marketable equity securities	1,048,127	—	—	1,048,127	993,707	—	—	993,707

Total equity securities	1,048,127	—	—	1,048,127	993,707	—	—	993,707

Total non-current assets	1,048,127	—	—	1,048,127	993,707	—	—	993,707

Total assets	¥1,048,127	¥2,470	¥—	¥1,050,597	¥993,707	¥5,742	¥—	¥999,449

Current Liabilities:
Foreign currency forward contracts	¥—	¥4,770	¥—	¥4,770	¥—	¥905	¥—	¥905

Total derivatives	—	4,770	—	4,770	—	905	—	905

Total current liabilities	¥—	¥4,770	¥—	¥4,770	¥—	¥905	¥—	¥905

Assets Measured at Fair Value on Non-recurring Basis

The following table presents the financial assets and the non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2016, 2017 and 2018. The liabilities that were measured at fair value on a non-recurring basis were not material. The following assets are classified in all level 3, there is no asset classified as Level 1 and Level 2.

	Balance at March 31, 2016	Losses for the year ended March 31, 2016	Balance at March 31, 2017	Losses for the year ended March 31, 2017	Balance at March 31, 2018	Losses for the year ended March 31, 2018

	(Yen in millions)
Property, plant and equipment	¥2,432	¥(1,763)	¥25,513	¥(242)	¥6	¥(324)
Intangible assets	405	(2,679)	674	(1,944)	—	—
Goodwill	—	(14,143)	—	—	—	—
Non-marketable equity securities	0	(0)	0	(0)	31	(770)

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2017		2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

	(Yen in millions)
Assets (a):
Short-term investments in debt securities	¥84,703	¥84,713	¥38,023	¥38,051
Long-term investments in debt and equity securities	1,130,756	1,130,552	1,050,537	1,051,306
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	16,383	16,383	21,984	21,984

Total	¥1,231,842	¥1,231,648	¥1,110,544	¥1,111,341

Liabilities (b):
Long-term debt (including due within one year)	¥24,644	¥24,644	¥29,530	¥29,530

Total	¥24,644	¥24,644	¥29,530	¥29,530

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2017 and 2018 were ¥15,852 million and ¥21,422 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.